Share-based Payments Arrangement - Black-Scholes Model and Related Assumptions used to Evaluate Options and Fair Value of Options by CHPT (Detail)	Oct. 31, 2018 TWD ($) yr $ / shares	May 22, 2018 TWD ($) d $ / shares	Dec. 19, 2017 TWD ($) yr $ / shares	Sep. 18, 2017 TWD ($) d $ / shares	Mar. 10, 2016 TWD ($) d $ / shares	Oct. 22, 2015 TWD ($) yr $ / shares
CHIEF Telecom Inc. (CHIEF) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Grant-date share price | $ / shares	$ 166.00	$ 156.41	$ 95.92			$ 39.55
Exercise price	$ 147.00	$ 170.00	$ 147.00			$ 43.00
Dividends yield	0.00%	0.00%	0.00%			0.00%
Risk-free interest rate	0.72%	0.34%	0.62%			0.86%
Expected life	5	7	5			5
Expected volatility	16.60%	14.33%	17.35%			21.02%
Weighted average fair value of grants	$ 33,540	$ 0	$ 2,318			$ 4,863
Chunghwa Precision Test Tech. Co., Ltd. (CHPT) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Grant-date share price | $ / shares				$ 1,295.00	$ 302.46
Exercise price				$ 1,267.33	$ 360.00
Dividends yield				0.00%	0.00%
Risk-free interest rate				0.35%	0.37%
Expected life | d				4	12
Expected volatility				28.30%	37.43%
Weighted average fair value of grants				$ 31.60	$ 0.04